UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2017 Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Mid Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.6%
Commercial Services - 1.2%
Booz Allen Hamilton Holding Corp.	37,900	1,417,081
Brink’s Co.	5,000	421,250

		1,838,331

Communications - 1.2%
SBA Communications Corp. *	13,200	1,901,460

Consumer Durables - 3.7%
Electronic Arts, Inc. *	20,000	2,361,200
Snap-On, Inc.	12,350	1,840,274
Thor Industries, Inc.	13,400	1,687,194

		5,888,668

Consumer Non-Durables - 1.3%
Coca-Cola European Partners, PLC	48,900	2,035,218

Consumer Services - 6.8%
Chipotle Mexican Grill, Inc. *	3,000	923,490
Cinemark Holdings, Inc.	43,500	1,575,135
Dunkin’ Brands Group, Inc.	53,600	2,845,088
Marriott International, Inc.	33,832	3,730,316
Service Corp. International	48,900	1,687,050

		10,761,079

Electronic Technology - 15.0%
Advanced Micro Devices, Inc. *	120,000	1,530,000
Applied Materials, Inc.	98,400	5,125,656
Arista Networks, Inc. *	22,900	4,342,069
Broadcom, Ltd.	20,700	5,020,578
Ciena Corp. *	64,800	1,423,656
MACOM Tech Solutions Holdings, Inc. *	27,200	1,213,392
NVIDIA Corp.	6,900	1,233,513
Skyworks Solutions, Inc.	38,300	3,902,770

		23,791,634

Energy Minerals - 1.4%
Marathon Petroleum Corp.	39,010	2,187,681

Finance - 10.1%
Affiliated Managers Group, Inc.	11,400	2,164,062
Ameriprise Financial, Inc.	7,800	1,158,378
Arthur J Gallagher & Co.	35,300	2,172,715
First Republic Bank	23,600	2,465,256
Intercontinental Exchange, Inc.	28,500	1,957,950
Legg Mason, Inc.	51,600	2,028,396
Lincoln National Corp.	6,900	507,012
Physicians Realty Trust	76,400	1,354,572
SVB Financial Group *	8,800	1,646,392
T Rowe Price Group, Inc.	4,900	444,185

		15,898,918

Name of Issuer	Quantity	Fair Value ($)

Health Services - 3.9%
Centene Corp. *	26,300	2,545,051
Envision Healthcare Corp. *	20,200	907,990
HealthSouth Corp.	30,100	1,395,135
Patterson Cos, Inc.	32,600	1,259,990

		6,108,166

Health Technology - 8.5%
Alexion Pharmaceuticals, Inc. *	7,900	1,108,291
Align Technology, Inc. *	12,200	2,272,494
Allergan, PLC	8,100	1,660,095
Celgene Corp. *	12,000	1,749,840
Incyte Corp. *	11,800	1,377,532
Jazz Pharmaceuticals, PLC *	7,900	1,155,375
Thermo Fisher Scientific, Inc.	19,650	3,717,780
West Pharmaceutical Services, Inc.	4,400	423,544

		13,464,951

Industrial Services - 3.0%
Waste Connections, Inc.	68,250	4,774,770

Process Industries - 5.1%
Ecolab, Inc.	31,200	4,012,632
International Paper Co.	25,100	1,426,182
Scotts Miracle-Gro Co.	27,600	2,686,584

		8,125,398

Producer Manufacturing - 9.4%
Adient, PLC	4,689	393,829
AMETEK, Inc.	24,000	1,584,960
Anixter International, Inc. *	21,086	1,792,310
Carlisle Cos., Inc.	17,700	1,775,133
Hubbell, Inc.	9,300	1,078,986
Ingersoll-Rand, PLC	31,700	2,826,689
Orbital ATK, Inc.	20,100	2,676,516
Parker-Hannifin Corp.	7,100	1,242,642
Rockwell Automation, Inc.	8,000	1,425,680

		14,796,745

Retail Trade - 5.3%
Casey’s General Stores, Inc.	7,300	798,985
TJX Cos., Inc.	55,300	4,077,269
Ulta Beauty, Inc. *	15,600	3,526,536

		8,402,790

Technology Services - 16.3%
ANSYS, Inc. *	18,700	2,295,051
Aspen Technology, Inc. *	43,500	2,732,235
Autodesk, Inc. *	17,900	2,009,454
Cognizant Technology Solutions Corp.	36,400	2,640,456
DST Systems, Inc.	13,400	735,392
Euronet Worldwide, Inc. *	31,275	2,964,557
Genpact, Ltd.	30,300	871,125
LogMeIn, Inc.	11,300	1,243,565
priceline.com, Inc. *	2,150	3,936,263

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

PTC, Inc. *	39,600	2,228,688
Splunk, Inc. *	21,000	1,395,030
Ultimate Software Group, Inc. *	14,700	2,787,120

		25,838,936

Transportation - 3.3%
Alaska Air Group, Inc.	40,100	3,058,427
Ryder System, Inc.	9,400	794,770
XPO Logistics, Inc. *	20,900	1,416,602

		5,269,799

Utilities - 1.1%
WEC Energy Group, Inc.	27,800	1,745,284

Total Common Stocks (cost: $82,870,059)		152,829,828

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 3.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.91% (cost: $4,737,646)	4,737,646	4,737,646

Total Investments in Securities - 99.6% (cost: $87,607,705)		157,567,474
Other Assets and Liabilities, net - 0.4%		650,794

Total Net Assets - 100.0%		$158,218,268

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2017 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	152,829,828	—	—	152,829,828
Short-Term Securities	4,737,646	—	—	4,737,646
Total:	157,567,474	—	—	157,567,474

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2017 is included with the Fund’s schedule of investments.

At September 30, 2017, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$71,158,955	($1,199,186)	$69,959,769	$87,607,705

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: November 3, 2017

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date: November 3, 2017